Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Financial assets:
Trading assets	¥ 5,825,732	¥ 6,176,613
Financial assets at fair value through profit or loss	2,254,221	2,902,969
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(630,618)	(597,846)
At fair value [member]
Financial assets:
Trading assets	5,825,732	6,176,613
Financial assets at fair value through profit or loss	2,254,221	2,902,969
Investment securities at fair value through other comprehensive income	31,376,993	33,179,136
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(630,618)	(597,846)
At fair value [member] | Level 3 [member]
Financial assets:
Trading assets		41,380
Financial assets at fair value through profit or loss	920,177	929,266
Investment securities at fair value through other comprehensive income	632,986	550,448
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(128,499)	(129,678)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(128,499)	(129,678)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	263	209
Financial liabilities, Unfavorable changes	244	214
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	20,164	14,117
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	20	28
Financial liabilities, Unfavorable changes	20	28
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Financial assets:
Trading assets		41,380
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes		2,270
Financial assets, Unfavorable changes		2,272
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(4,994)	(4,173)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	409	39
Financial assets, Unfavorable changes	395	39
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	(1,483)	(1,891)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1	2
Financial assets, Unfavorable changes	1	2
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	3,004	3,379
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	1,946	1,761
Financial assets, Unfavorable changes	1,915	1,759
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	141	201
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	16	15
Financial assets, Unfavorable changes	16	14
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	828,626	849,122
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	406	724
Financial assets, Unfavorable changes	3,786	1,560
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	91,551	80,144
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	779	579
Financial assets, Unfavorable changes	863	682
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	632,986	550,448
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	22,605	19,371
Financial assets, Unfavorable changes	¥ 22,605	¥ 19,371